Expense Example {- Fidelity ZERO Total Market Index Fund} - 10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-03 - Fidelity ZERO Total Market Index Fund - Fidelity ZERO Total Market Index Fund
Dec. 30, 2020 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none